                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-5824

                          DOMINI SOCIAL INDEX PORTFOLIO
               (Exact Name of Registrant as Specified in Charter)

                536 Broadway, 7th Floor, New York, New York 10012
                    (Address of Principal Executive Offices)

                                  Amy L. Domini
                          Domini Social Investments LLC
                             536 Broadway, 7th Floor
                            New York, New York 10012
                     (Name and Address of Agent for Service)

        Registrant's Telephone Number, including Area Code: 212-217-1100

                        Date of Fiscal Year End: July 31

                   Date of Reporting Period: January 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

SECURITY                           SHARES                   VALUE

CONSUMER DISCRETIONARY 14.9%
American Greetings
   Corporation, Class A.......    19,100               $    461,074
AutoZone, Inc. (a) ...........    23,331                  2,082,292
Bandag, Inc.  ................     2,400                    116,160
Bassett Furniture
   Industries ................     3,000                     56,550
Black & Decker Corp. .........    22,400                  1,845,760
Bed Bath & Beyond
   Inc. (a) ..................    81,900                  3,299,751
Bob Evans Farms, Inc. ........     9,300                    226,548
Centex Corporation ...........    35,200                  2,158,112
Champion Enterprises,
   Inc. (a) ..................    23,300                    251,407
Charming Shoppes,
   Inc. (a) ..................    29,400                    244,020
Circuit City Stores, Inc......    60,900                    872,088
Claire's Stores, Inc. ........    27,000                    557,010
Comcast Corporation,
   Class A (a) ...............   374,958                 12,069,898
Cooper Tire and Rubber
   Company ...................    22,500                    486,225
Dana Corporation  ............    39,500                    626,865
Darden Restaurants,
   Inc. ......................    44,200                  1,306,552
Delphi Automotive
   Systems Corporation........   152,500                  1,157,475
Disney (Walt) Company
   (The) .....................   571,900                 16,373,497
Dollar General
   Corporation  ..............    94,451                  1,908,855
Dow Jones & Company...........    17,400                    663,288
eBay Inc. (a) ................   184,486                 15,035,609
Emmis Communications
   Corporation,
   Class A (a) ...............    15,200                    267,064
Family Dollar Stores Inc......    47,000                  1,572,150
Fleetwood Enterprises,
   Inc. (a) ..................    17,400                    152,772
Foot Locker, Inc.  ...........    39,200                  1,055,264
Gaiam, Inc. (a) ..............     2,200                     12,166
Gap Inc. .....................   251,587                  5,537,430
Genuine Parts
   Company ...................    49,600                  2,099,568
Harley-Davidson, Inc.  .......    83,200                  5,001,152
Harman International
   Industries, Inc. ..........    18,620                  2,265,123
Hartmarx
   Corporation (a)  ..........     8,500                     72,675
Home Depot, Inc. (The)........   620,006                 25,581,448
Horton (D.R.), Inc. ..........    66,200                  2,633,436

SECURITY                           SHARES                   VALUE

CONSUMER DISCRETIONARY (Continued)
Interface, Inc.,
   Class A (a) ...............    11,400               $    107,502
Johnson Controls, Inc. .......    52,700                  3,117,732
KB Home ......................    13,300                  1,445,045
Lee Enterprises, Inc. ........    11,000                    490,050
Leggett & Platt,
   Incorporated ..............    54,700                  1,558,950
Limited Brands  ..............   109,530                  2,595,861
Liz Claiborne, Inc. ..........    30,000                  1,258,200
Lowe's Companies, Inc.........   217,300                 12,383,927
Mattel, Inc. .................   114,385                  2,224,788
May Department Stores
   Company ...................    80,800                  2,739,120
Maytag Corporation ...........    22,600                    355,046
McDonald's
   Corporation  ..............   348,000                 11,271,720
McGraw-Hill
   Companies .................    54,000                  4,887,000
Media General, Inc.,
   Class A ...................     6,800                    434,996
Men's Wearhouse,
   Inc. (a) ..................    10,600                    352,662
Meredith Corporation .........    11,700                    561,951
Modine Manufacturing
   Company ...................     8,700                    274,311
New York Times
   Company, Class A ..........    41,800                  1,625,184
Newell Rubbermaid,
   Inc. ......................    77,178                  1,660,871
Nordstrom, Inc. ..............    38,700                  1,867,275
Omnicom Group, Inc. ..........    52,700                  4,473,703
Oshkosh B'Gosh, Inc.,
   Class A ...................     2,700                     52,515
Penney (J.C.) Company,
   Inc. ......................    78,700                  3,362,064
Pep Boys -- Manny, Moe
   & Jack ....................    14,000                    241,080
Phillips-Van Heusen
   Corporation  ..............     7,200                    195,912
Pixar (a) ....................    15,700                  1,368,569
Pulte Homes, Inc. ............    35,000                  2,312,800
Radio One, Inc. (a) ..........     5,800                     90,480
RadioShack
   Corporation  ..............    44,300                  1,467,216
Reebok International
   Ltd. ......................    15,800                    703,574
Ruby Tuesday, Inc. ...........    19,200                    488,448
Russell Corporation  .........     8,300                    149,400
Scholastic
   Corporation (a)  ..........     9,700                    332,225

                                                                               1

DOMINI SOCIAL INDEX PORTFOLIO / PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

SECURITY                           SHARES                   VALUE

CONSUMER DISCRETIONARY (Continued)
Scripps (E.W.) Company
   (The), Class A...........      35,200             $  1,631,872
Sears, Roebuck and Co.......      58,800                2,954,700
Snap-On Incorporated........      15,050                  498,306
Spartan Motors, Inc. .......       3,100                   34,286
Stanley Works ..............      23,600                1,122,416
Staples, Inc.  .............     140,323                4,594,175
Starbucks
   Corporation (a)  ........     111,200                6,004,800
Stride Rite Corporation.....      10,800                  132,192
Target Corporation  ........     252,500               12,819,425
Timberland Company
   (The) (a) ...............       8,800                  578,512
Time Warner, Inc. (a)  .....   1,227,900               22,102,200
TJX Companies, Inc. ........     142,300                3,563,192
Toys 'R' Us, Inc. (a) ......      60,520                1,298,154
Tribune Company  ...........      88,656                3,544,467
Tupperware
   Corporation  ............      15,000                  301,650
Univision
   Communications,
   Inc., Class A (a) .......      71,000                1,939,010
Valassis
   Communications
   Inc. (a) ................      13,600                  461,720
Value Line, Inc.  ..........       2,600                  108,576
Visteon Corporation ........      34,000                  252,280
Washington Post
   Company, Class B ........       2,200                2,011,900
Wendy's International,
   Inc. ....................      32,100                1,258,961
Whirlpool Corporation.......      18,500                1,262,809
                                                     ------------
                                                      242,975,064
                                                     ------------
CONSUMER STAPLES 12.6%
Alberto-Culver
   Company, Class B ........      26,050                1,413,213
Albertson's, Inc. ..........     102,700                2,349,776
Avon Products, Inc. ........     133,200                5,623,704
Campbell Soup
   Company .................     114,100                3,345,412
Church & Dwight Co.,
   Inc. ....................      17,700                  609,411
Clorox Company .............      60,000                3,565,200
Coca-Cola Company ..........     682,000               28,296,180
Colgate-Palmolive
   Company .................     148,200                7,786,428
Costco Wholesale
   Corporation  ............     128,730                6,085,067
CVS Corporation ............     111,100                5,149,485
Estee Lauder
   Companies, Inc.
   (The), Class A...........      34,400                1,552,816

SECURITY                           SHARES                   VALUE

CONSUMER STAPLES (Continued)
General Mills
   Incorporated ............     106,300             $  5,632,837
Gillette Company ...........     277,238               14,061,511
Green Mountain
   Coffee, Inc. (a) ........       1,800                   44,010
Hain Celestial Group,
   Inc. (The) (a) ..........       8,700                  175,044
Heinz (H.J.) Company .......      97,600                3,690,256
Hershey Foods
   Corporation  ............      55,800                3,263,742
Kellogg Company ............     115,400                5,151,456
Kimberly-Clark
   Corporation  ............     134,664                8,821,839
Kroger Company (a) .........     206,100                3,524,310
Longs Drug Stores
   Corporation  ............       9,900                  259,974
McCormick &
   Company, Inc. ...........      33,800                1,256,346
Nature's Sunshine
   Products, Inc. ..........       4,200                   84,210
PepsiAmericas, Inc. ........      39,000                  828,750
PepsiCo, Inc. ..............     472,570               25,377,009
Procter & Gamble
   Company .................     708,800               37,729,424
Safeway Inc. (a) ...........     123,000                2,318,550
Smucker (J.M.)
   Company .................      16,805                  783,953
SUPERVALU, Inc. ............      36,900                1,166,409
Sysco Corporation ..........     178,600                6,245,642
Tootsie Roll Industries,
   Inc. ....................       9,649                  310,408
United Natural Foods,
   Inc. (a) ................      10,000                  316,100
Walgreen Company ...........     283,100               12,062,891
Whole Foods Market,
   Inc. ....................      17,200                1,538,024
Wild Oats Markets,
   Inc. (a) ................       6,550                   47,488
Wrigley (Wm.) Jr.
   Company .................      51,300                3,611,007
                                                     ------------
                                                      204,077,882
                                                     ------------
ENERGY 1.8%
Anadarko Petroleum
   Corporation  ............      69,885                4,627,086
Apache Corporation .........      91,924                5,002,504
Cooper Cameron
   Corp. (a) ...............      15,600                  879,996
Devon Energy
   Corporation  ............     134,344                5,463,770
EOG Resources, Inc. ........      32,800                2,435,400
Helmerich & Payne,
   Inc. ....................      13,000                  492,700

DOMINI SOCIAL INDEX PORTFOLIO / PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

SECURITY                           SHARES                   VALUE

ENERGY (Continued)
Kinder Morgan, Inc. .........    34,400               $2,581,376
Noble Energy, Inc.  .........    16,300                  964,471
Pioneer Natural
   Resources Company.........    40,100                1,539,439
Rowan Companies,
   Inc. (a) .................    29,200                  822,272
Sunoco, Inc. ................    21,100                1,846,039
Williams Companies,
   Inc. .....................   147,500                2,479,475
                                                      ----------
                                                      29,134,528
                                                      ----------
FINANCIALS 23.4%
AFLAC, Inc. .................   141,300                5,582,763
Allied Capital
   Corporation  .............    36,100                  924,521
AMBAC Financial
   Group, Inc. ..............    29,900                2,298,712
American Express
   Company ..................   353,800               18,875,230
American International
   Group, Inc. ..............   726,376               48,151,465
AmSouth
   Bancorporation  ..........    97,800                2,439,132
BB&T Corporation ............   152,900                6,034,963
Capital One Financial
   Corporation  .............    67,500                5,283,900
Cathay General
   Bancorp ..................    12,990                  471,927
Chittenden
   Corporation  .............    13,220                  358,394
Chubb Corporation  ..........    53,600                3,992,128
Cincinnati Financial
   Corporation  .............    47,274                2,085,729
Comerica Incorporated........    48,500                2,806,210
Edwards (A.G.), Inc.  .......    22,887                  976,359
Fannie Mae ..................   270,165               17,447,256
Fifth Third Bancorp  ........   162,411                7,547,239
First Horizon National
   Corporation  .............    34,400                1,464,408
FirstFed Financial
   Corp. (a) ................     4,500                  239,400
Franklin Resources, Inc......    69,500                4,716,270
Freddie Mac .................   190,400               12,431,216
GATX Corporation ............    12,600                  375,228
General Growth
   Properties, Inc. .........    61,900                1,966,563
Golden West Financial .......    85,600                5,531,472
Hartford Financial
   Services Group (The)......    81,700                5,497,593
Heartland Financial
   USA, Inc. ................     4,200                   88,494
Janus Capital Group
   Inc. .....................    68,026                1,008,826

SECURITY                           SHARES                   VALUE

FINANCIALS (Continued)
Jefferson-Pilot
   Corporation  .............    39,325               $1,962,318
KeyCorp  ....................   113,400                3,789,828
Lincoln National
   Corporation  .............    49,800                2,297,772
Marsh & McLennan
   Companies, Inc. ..........   144,700                4,702,750
MBIA, Inc.  .................    40,600                2,425,444
MBNA Corporation ............   356,675                9,480,422
Medallion Financial
   Corp. ....................     4,300                   39,861
Mellon Financial
   Corporation  .............   118,600                3,480,910
Merrill Lynch & Co.,
   Inc. .....................   259,060               15,561,734
MGIC Investment
   Corporation  .............    27,600                1,763,640
Moody's Corporation .........    41,300                3,460,114
Morgan (J.P.) Chase
   & Co. ....................   993,212               37,076,604
National City
   Corporation  .............   182,800                6,498,540
Northern Trust
   Corporation  .............    61,200                2,670,768
PNC Financial Services
   Group ....................    78,700                4,239,569
Progressive Corporation
   (The) ....................    56,000                4,684,400
Providian Financial
   Corporation (a)  .........    82,200                1,371,096
SAFECO Corporation ..........    39,500                1,828,850
Schwab (Charles)
   Corporation  .............   384,400                4,320,656
SLM Corporation .............   121,400                6,093,066
Sovereign Bancorp, Inc.......    96,000                2,183,040
St. Paul Travelers
   Companies, Inc.
   (The) ....................   186,764                7,011,121
State Street
   Corporation  .............    94,300                4,225,583
SunTrust Banks, Inc. ........   100,100                7,209,202
Synovus Financial
   Corporation  .............    87,450                2,372,519
U.S. Bancorp ................   523,721               15,737,816
UnumProvident
   Corporation  .............    80,900                1,389,053
Wachovia Corporation.........   447,943               24,569,674
Wainwright Bank
   & Trust Company ..........     2,500                   30,725
Washington Mutual,
   Inc. .....................   243,904                9,841,525
Wells Fargo &
   Company ..................   470,706               28,854,277

                                                                               3

DOMINI SOCIAL INDEX PORTFOLIO / PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

SECURITY                           SHARES                   VALUE

FINANCIALS (Continued)
Wesco Financial
   Corporation  ..............     1,900               $   722,000
                                                       -----------
                                                       380,490,275
                                                       -----------
HEALTH CARE 12.9%
Affymetrix, Inc. (a) .........    16,700                   687,372
Allergan, Inc. ...............    36,105                 2,742,175
Amgen, Inc. (a) ..............   353,200                21,983,168
Bard (C.R.), Inc. ............    28,400                 1,925,520
Bausch & Lomb
   Incorporated ..............    15,300                 1,115,217
Baxter International,
   Inc. ......................   171,800                 5,799,968
Becton Dickinson and
   Company ...................    70,100                 3,971,165
Biogen Idec Inc. (a) .........    93,250                 6,057,520
Biomet, Inc.  ................    71,100                 3,020,328
Boston Scientific
   Corporation (a)  ..........   232,500                 7,686,450
CIGNA Corporation ............    39,300                 3,153,825
Cross Country
   Healthcare, Inc. (a)  .....     8,600                   142,416
Forest Laboratories,
   Inc. (a) ..................   103,600                 4,302,508
Genzyme
   Corporation (a)  ..........    63,500                 3,696,335
Guidant Corporation  .........    88,538                 6,418,120
Hillenbrand Industries,
   Inc. ......................    17,000                   923,610
Humana, Inc. (a)  ............    42,900                 1,470,183
IMS Health, Inc. .............    66,813                 1,562,088
Invacare Corporation  ........     7,700                   358,358
Invitrogen
   Corporation (a)  ..........    14,500                   996,295
Johnson & Johnson ............   827,370                53,530,839
King Pharmaceuticals
   Inc. (a) ..................    66,200                   695,762
Manor Care, Inc.  ............    24,700                   853,385
McKesson HBOC, Inc. ..........    81,320                 2,804,727
MedImmune, Inc. (a)  .........    69,800                 1,651,119
Medtronic, Inc. ..............   337,100                17,694,379
Merck & Co., Inc. ............   619,100                17,365,755
Millipore
   Corporation (a)  ..........    13,700                   596,361
Mylan Laboratories, Inc.......    75,475                 1,255,149
St. Jude Medical,
   Inc. (a) ..................    98,400                 3,865,152
Stryker Corporation ..........   112,800                 5,542,992
Synovis Life
   Technologies, Inc. (a).....     2,600                    26,494
Thermo Electron
   Corporation (a)  ..........    47,100                 1,410,174

SECURITY                           SHARES                   VALUE

HEALTH CARE (Continued)
UnitedHealth Group
   Incorporated ..............   185,230               $16,466,947
Waters Corporation (a)........    33,400                 1,639,272
Watson
   Pharmaceuticals (a) .......    29,200                   871,035
Zimmer Holdings,
   Inc. (a) ..................    68,200                 5,377,570
                                                       -----------
                                                       209,659,733
                                                       -----------
INDUSTRIALS 6.2%
3M Company ...................   218,700                18,449,532
Alaska Air Group,
   Inc. (a) ..................     6,900                   205,551
American Power
   Conversion ................    57,700                 1,227,279
AMR Corporation (a) ..........    44,400                   381,840
Apogee Enterprises, Inc.......     7,400                    98,938
Ault, Inc. (a) ...............     1,200                     3,252
Avery Dennison
   Corporation  ..............    31,500                 1,892,835
Baldor Electric
   Company ...................     8,800                   246,664
Banta Corporation ............     6,550                   283,681
Brady Corporation,
   Class A ...................    11,000                   312,290
Bright Horizons Family
   Solutions, Inc. (a)  ......     3,200                   187,520
CLARCOR, Inc. ................     6,450                   351,332
Cooper Industries, Inc.,
   Class A ...................    26,300                 1,827,850
Cross (A.T.)
   Company (a) ...............     3,800                    19,798
Cummins, Inc. ................    12,100                   939,807
Deere & Company ..............    69,400                 4,818,442
Delta Air Lines, Inc. (a).....    32,000                   172,480
Deluxe Corporation ...........    13,100                   501,337
DeVry, Inc. (a) ..............    18,100                   321,094
Donaldson Company,
   Inc. ......................    25,400                   791,972
Donnelley (R.R.) & Sons
   Company ...................    61,500                 2,057,175
Emerson Electric
   Company ...................   118,000                 7,934,320
Fastenal Company .............    21,400                 1,286,782
FedEx Corporation ............    83,700                 8,005,905
Graco, Inc. ..................    18,552                   661,379
Grainger (W.W.), Inc. ........    26,000                 1,591,460
Granite Construction
   Incorporated ..............    10,625                   264,563
Harland (John H.)
   Company ...................     7,600                   276,640
Herman Miller, Inc. ..........    19,300                   515,696
HNI Corporation ..............    17,100                   689,985

DOMINI SOCIAL INDEX PORTFOLIO / PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

SECURITY                           SHARES                   VALUE

INDUSTRIALS (Continued)
Hubbell Incorporated,
   Class B ...................      15,160             $   750,723
Ikon Office Solutions  .......      38,800                 417,100
Illinois Tool Works, Inc......      83,400               7,254,132
Ionics, Inc. (a) .............       6,200                 271,932
JetBlue Airways
   Corporation (a)  ..........      27,300                 540,267
Kadant Inc. (a) ..............       3,700                  71,410
Kansas City Southern
   Industries, Inc. (a) ......      15,700                 274,122
Kelly Services, Inc.  ........       8,475                 246,623
Lawson Products, Inc. ........       2,500                 124,650
Lincoln Electric
   Holdings, Inc. ............      11,000                 353,650
Masco Corporation  ...........     124,300               4,574,240
Milacron, Inc. (a) ...........      12,633                  40,047
Monster Worldwide,
   Inc. (a) ..................      32,900               1,029,441
Nordson Corporation ..........      10,500                 395,115
Norfolk Southern
   Corporation  ..............     109,200               3,813,264
Pitney Bowes, Inc.  ..........      64,900               2,903,626
Robert Half
   International, Inc. .......      48,400               1,468,456
Ryder System, Inc.  ..........      18,000                 819,900
Smith (A.O.)
   Corporation  ..............       5,200                 140,972
Southwest Airlines Co.........     219,162               3,173,466
SPX Corporation ..............      20,830                 872,777
Standard Register
   Company ...................       6,000                  74,940
Steelcase, Inc. ..............      15,500                 211,110
Tennant Company ..............       2,300                  89,033
Thomas & Betts
   Corporation (a)  ..........      15,100                 441,071
Thomas Industries, Inc........       4,000                 155,960
Toro Company .................       6,400                 532,800
Trex Company, Inc. (a)........       3,700                 181,484
United Parcel Service,
   Inc., Class B .............     159,233              11,891,519
Yellow Roadway
   Corporation (a)  ..........      14,180                 802,871
                                                       -----------
                                                       100,234,100
                                                       -----------
INFORMATION TECHNOLOGY 20.7%
3Com Corporation (a) .........     103,000                 378,010
Adaptec, Inc. (a)  ...........      27,400                 164,400
ADC
   Telecommunications,
   Inc. (a) ..................     234,000                 601,380
Advanced Micro
   Devices, Inc. (a)  ........      98,300               1,553,140

SECURITY                           SHARES                   VALUE

INFORMATION TECHNOLOGY (Continued)
Advent Software,
   Inc. (a) ..................       8,500             $   163,625
Analog Devices, Inc. .........     105,500               3,786,395
Andrew
   Corporation (a)  ..........      43,800                 572,028
Apple Computer,
   Inc. (a) ..................     106,100               8,159,090
Applied Materials,
   Inc. (a) ..................     472,400               7,511,160
Arrow Electronics,
   Inc. (a) ..................      31,600                 746,076
Autodesk, Inc. ...............      64,000               1,879,680
Automatic Data
   Processing, Inc. ..........     165,074               7,177,418
BMC Software, Inc. (a)........      60,800               1,023,264
Borland Software
   Corporation (a)  ..........      21,100                 181,038
CDW Corporation ..............      23,400               1,368,900
Ceridian
   Corporation (a)  ..........      39,700                 702,690
Cisco Systems, Inc. (a) ......   1,885,430              34,013,157
Coherent, Inc. (a) ...........       7,700                 231,000
Compuware
   Corporation (a)  ..........     109,800                 757,620
Convergys
   Corporation (a)  ..........      42,000                 600,180
Dell Inc. (a) ................     703,700              29,386,512
Dionex Corporation (a)........       5,600                 331,464
Electronic Arts Inc. (a) .....      84,400               5,430,296
Electronic Data Systems
   Corporation  ..............     142,100               3,043,782
EMC Corporation (a)  .........     675,800               8,852,980
Entegris, Inc. (a) ...........      19,000                 168,910
Gerber Scientific,
   Inc. (a) ..................       5,700                  41,154
Hewlett-Packard
   Company ...................     851,110              16,673,245
Hutchinson Technology
   Incorporated (a) ..........       6,500                 229,450
Imation Corporation ..........       9,100                 313,859
Intel Corporation ............   1,788,600              40,154,070
Lexmark International
   Group, Inc. (a) ...........      35,600               2,967,260
LSI Logic
   Corporation (a)  ..........     104,200                 636,662
Lucent Technologies,
   Inc. (a) ..................   1,206,292               3,932,512
Merix Corporation (a) ........       3,750                  34,575
Micron Technology,
   Inc. (a) ..................     169,400               1,763,454
Microsoft Corporation.........   3,030,000              79,628,400
Molex Incorporated ...........      27,646                 793,993

                                                                               5

DOMINI SOCIAL INDEX PORTFOLIO / PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

SECURITY                           SHARES                   VALUE

INFORMATION TECHNOLOGY (Continued)
National Semiconductor
   Corporation  ...............    99,400               $ 1,682,842
Novell, Inc. (a) ..............   108,100                   623,737
Novellus Systems,
   Inc. (a) ...................    38,300                 1,001,545
palmOne, Inc. (a) .............    13,904                   359,766
Paychex, Inc. .................   104,600                 3,189,254
Plantronics Inc. ..............    13,400                   498,614
Polycom, Inc. (a)  ............    29,400                   508,032
Qualcomm, Inc. ................   454,300                16,918,132
Red Hat, Inc. (a) .............    53,700                   582,645
Sapient Corporation (a)........    32,800                   258,464
Scientific-Atlanta, Inc. ......    42,900                 1,300,299
Solectron
   Corporation (a)  ...........   262,000                 1,302,140
Sun Microsystems,
   Inc. (a) ...................   931,700                 4,062,212
Symantec
   Corporation (a)  ...........   176,200                 4,114,270
Tektronix, Inc. ...............    26,900                   775,258
Tellabs, Inc. (a)  ............   132,700                   944,824
Texas Instruments, Inc.........   478,400                11,103,664
Xerox Corporation (a) .........   266,200                 4,227,256
Xilinx, Inc.  .................    98,200                 2,866,458
Yahoo! Inc. (a) ...............   379,060                13,346,703
                                                        -----------
                                                        335,618,944
                                                        -----------
MATERIALS 1.7%
Air Products &
   Chemicals, Inc. ............    63,100                 3,717,221
Airgas, Inc. ..................    21,600                   508,032
Aleris International,
   Inc. (a) ...................     3,800                    63,764
Bemis Company, Inc. ...........    30,400                   881,600
Cabot Corporation .............    17,900                   626,500
Calgon Carbon
   Corporation  ...............    10,100                    92,920
Caraustar Industries,
   Inc. (a) ...................     7,200                    97,200
Crown Holdings,
   Inc. (a) ...................    48,900                   659,661
Ecolab, Inc. ..................    71,900                 2,419,435
Engelhard Corporation..........    33,500                 1,006,675
Fuller (H.B.) Company .........     7,300                   194,691
Lubrizol Corporation  .........    18,100                   652,143
MeadWestvaco Corp. ............    56,712                 1,638,410
Minerals Technologies,
   Inc. .......................     5,300                   331,144
Nucor Corporation .............    44,900                 2,521,584
Praxair, Inc. .................    90,200                 3,892,130
Rock-Tenn Company,
   Class A ....................     9,000                   124,830
Rohm & Haas Company............    62,787                 2,777,697

SECURITY                           SHARES                   VALUE

MATERIALS (Continued)
Schnitzer Steel
   Industries, Inc.,
   Class A ....................     5,800               $   199,810
Sealed Air
   Corporation (a)  ...........    23,000                 1,179,900
Sigma-Aldrich
   Corporation  ...............    19,900                 1,250,715
Sonoco Products
   Company ....................    28,745                   746,220
Valspar Corporation ...........    15,000                   735,000
Wausau-Mosinee Paper
   Corporation  ...............    15,700                   232,674
Wellman, Inc. .................     8,200                    86,100
Worthington Industries,
   Inc. .......................    22,200                   454,656
                                                        -----------
                                                         27,090,712
                                                        -----------
TELECOMMUNICATION SERVICES 4.8%
AT&T Corporation  .............   219,216                 4,206,755
BellSouth Corporation .........   506,200                13,282,688
Citizens
   Communications
   Company ....................    83,867                 1,131,366
SBC Communications,
   Inc. .......................   923,928                21,952,529
Sprint Corp. - FON
   Group ......................   393,600                 9,379,488
Telephone and Data
   Systems, Inc. ..............    14,500                 1,193,640
Verizon
   Communications  ............   772,122                27,479,822
                                                        -----------
                                                         78,626,288
                                                        -----------
UTILITIES 0.7%
AGL Resources, Inc.  ..........    19,300                   668,745
Cascade Natural Gas
   Corporation  ...............     2,900                    59,276
Cleco Corporation .............    12,200                   240,706
Energen Corporation  ..........     9,700                   568,808
Equitable Resources,
   Inc. .......................    17,900                 1,021,016
IDACORP, Inc. .................     9,700                   293,813
KeySpan Corporation ...........    45,200                 1,784,044
MGE Energy, Inc. ..............     4,400                   158,004
National Fuel Gas
   Company ....................    21,800                   614,760
NICOR, Inc.  ..................    11,400                   420,888
NiSource, Inc. ................    73,647                 1,686,516
Northwest Natural Gas
   Company ....................     6,500                   220,675
OGE Energy
   Corporation  ...............    22,900                   598,835

DOMINI SOCIAL INDEX PORTFOLIO / PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

SECURITY                          SHARES       VALUE

UTILITIES (Continued)
Peoples Energy
   Corporation ...............   10,900    $  466,847
Pepco Holdings, Inc. .........   47,500     1,037,875
Questar Corporation ..........   23,100     1,173,480
Southern Union
   Company (a) ...............   20,206       471,204
WGL Holdings .................   12,600       382,536
                                           ----------
                                           11,868,028
                                           ----------

TOTAL INVESTMENTS -- 99.7%
   (Cost $1,478,253,796)(b)        $1,619,775,554

OTHER ASSETS, LESS
   LIABILITIES -- 0.3% .........        4,809,083
                                   --------------
NET ASSETS -- 100.0%.              $1,624,584,637
                                   ==============

--------------
(a)        Non-income producing security.

(b)        The aggregate cost for federal income tax purposes is
           $1,575,062,602, the aggregate gross unrealized appreciation is
           $300,611,847, and the aggregate gross unrealized depreciation is
           $255,898,895, resulting in net unrealized appreciation of
           $44,712,952.

Copyright in the Domini 400 Social Index(SM) is owned by KLD Research &
Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                                                               7

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2005 (UNAUDITED)

ASSETS:
  Investments at value (Cost $1,478,253,796) .....................   $1,619,775,554
  Cash ...........................................................        3,226,984
  Dividends receivable ...........................................        2,124,827
                                                                     --------------
  Total assets ...................................................    1,625,127,365
                                                                     --------------
LIABILITIES:
  Management fee payable (Note 2) ................................          281,013
  Other accrued expenses .........................................          261,715
                                                                     --------------
  Total liabilities ..............................................          542,728
                                                                     --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS .........   $1,624,584,637
                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME:
  Dividends .....................................                      $ 21,539,516
EXPENSES:
  Management fee (Note 2) .......................   $ 1,598,166
  Custody fees (Note 3) .........................       116,811
  Professional fees .............................        22,227
  Trustees fees .................................        51,397
  Miscellaneous .................................       104,533
                                                    -----------
  Total expenses ................................     1,893,134
  Fees paid indirectly (Note 3) .................       (42,627)
                                                    -----------
  Net expenses ..................................                         1,850,507
                                                                       ------------
NET INVESTMENT INCOME ...........................                        19,689,009
NET REALIZED LOSS ON INVESTMENTS:
  Proceeds from sales ...........................   $50,152,058
  Cost of securities sold .......................   (52,657,409)
                                                    -----------
  Net realized loss on investments ..............                        (2,505,351)
NET CHANGES IN UNREALIZED APPRECIATION OF
INVESTMENTS:
  Beginning of period ...........................   $57,948,649
  End of period .................................   141,521,758
                                                    -----------
  Net change in unrealized appreciation .........                        83,573,109
                                                                       ------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS ......................................                      $100,756,767
                                                                       ============

                       SEE NOTES TO FINANCIAL STATEMENTS
                                                                               9

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                      ENDED
                                                                JANUARY 31, 2005        YEAR ENDED
                                                                   (UNAUDITED)         JULY 31, 2004

INCREASE IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ....................................    $   19,689,009       $   18,456,783
  Net realized loss on investments .........................        (2,505,351)         (22,378,148)
  Net change in unrealized appreciation of
   investments .............................................        83,573,109          162,852,493
                                                                --------------       --------------
  Net Increase in Net Assets Resulting from Operations .....       100,756,767          158,931,128
                                                                --------------       --------------
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST:
  Additions ................................................       137,927,127          318,907,730
  Reductions ...............................................      (141,012,928)        (269,267,844)
                                                                --------------       --------------
  Net Increase/(Decrease) in Net Assets from
   Transactions in Investors' Beneficial Interests .........        (3,085,801)          49,639,886
                                                                --------------       --------------
  Total Increase in Net Assets .............................        97,670,966          208,571,014
NET ASSETS:
  Beginning of period ......................................     1,526,913,671        1,318,342,657
                                                                --------------       --------------
  End of period ............................................    $1,624,584,637       $1,526,913,671
                                                                ==============       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

                                        SIX MONTHS
                                          ENDED
                                        JANUARY 31,
                                           2005                          YEAR ENDED JULY 31,
                                        (UNAUDITED)       2004             2003              2002          2001         2000

Net assets (in millions) ..........    $  1,625       $   1,527      $     1,318       $    1,239     $    1,729        $1,974
Total return ......................        6.56%          12.01%           12.13%         (22.71)%       (17.28)%        8.94%
Ratio of net investment
  income to average net
  assets (annualized) .............        2.46%           1.25%            1.32%            1.02%          0.78%        0.70%
Ratio of expenses to average
  net assets (annualized) .........        0.23%(2)        0.24%(2)         0.23%(1)(2)      0.22%(2)       0.22%(2)     0.24%(1)(2)
Portfolio turnover rate ...........           3%              8%               8%              13%            19%           9%

--------------------------------------------------------------------------------
(1)   Reflects an expense reimbursement and fee waiver by the Manager of 0.01%
      and 0.002% for the years ended July 31, 2003 and 2000, respectively. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24% and 0.24% for the years ended July 31, 2003 and 2000, respectively.

(2)   Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.24%, 0.24%, 0.23%, 0.22%, 0.21%, and 0.21%, for the six
      months ended January 31, 2005, and for the years ended July 31, 2004,
      2003, 2002, 2001, and 2000, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                                                              11

DOMINI SOCIAL INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Domini Social Index Portfolio is registered under the Investment Company Act of
1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989.
The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of
Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10,
1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) VALUATION OF INVESTMENTS. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ
National Market System are valued using the NASDAQ Official Closing Price
(NOCP). If an NOCP is not available for a security listed on the NASDAQ
National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) DIVIDEND INCOME. Dividend income is recorded on the ex-dividend date.

(C) FEDERAL TAXES. The Portfolio will be treated as a partnership for U.S.
federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the
Portfolio's ordinary income and capital gains. It is intended that the
Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) OTHER. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES
(A) MANAGER. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management
Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

(B) SUBMANAGER. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a
Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.(SM)  The Index's composition is determined by KLD
Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS
For the six months ended January 31, 2005, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $68,589,159 and $50,152,058, respectively. For the six months ended January 31, 2005, custody fees of the Portfolio were reduced by
$42,627, which was compensation for uninvested cash left on deposit with the custodian.

                Domini Social Index Portfolio--Notes to Financial Statements  13

PROXY VOTING INFORMATION

The Domini Funds' Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting
www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the
EDGAR database on the Securities and Exchange Commission's (SEC) website at
www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini's website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended
June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the
SEC for the first and third quarters of each fiscal year on Form N-Q. The
Domini Funds' Forms N-Q are available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

ITEM 2.    CODE OF ETHICS.

(a) Not applicable to a semi-annual report.

(c) Not applicable.

(d) Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.    SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
         COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Amy L.
Domini, the registrant's President and Principal Executive Officer, and Carole
M. Laible, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)
of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and
Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment
Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3) Not applicable to the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INDEX PORTFOLIO

By: /s/ Amy L. Domini
    --------------------------------------------------------
     Amy L. Domini
     President

Date: April 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Amy L. Domini
   ------------------------------------------------------
     Amy L. Domini
     President (Principal Executive Officer)

Date: April 1, 2005

By: /s/ Carole M. Laible
   ----------------------------------------------------
     Carole M. Laible
     Treasurer (Principal Financial Officer)

Date: April 1, 2005